Warrant Liability - Schedule of Gain (Loss) on Revaluation of Share Purchase Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Gain (loss) on revaluation of warrant liabilities	$ 30	$ 2,222	$ 1,338
Warrants Issued through Rye Patch Acquisition
Disclosure Of Classes Of Share Capital [Line Items]
Gain (loss) on revaluation of warrant liabilities	$ 30	1,628
Bought deal November 30, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Gain (loss) on revaluation of warrant liabilities		304	930
Bought deal July 20, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Gain (loss) on revaluation of warrant liabilities		$ 290	495
Private Placement October 19, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Gain (loss) on revaluation of warrant liabilities			$ (87)